COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Current portion included in accrued liabilities	$ 116,243	$ 107,192	$ 60,379
Long term lease liability	95,347	183,589	0
Total	$ 211,590	$ 290,781	$ 60,379